TRADE RECEIVABLES (Schedule of Composition of Trade Receivables) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade and other current receivables [abstract]
Trade (current and non-current)	₪ 963	₪ 1,061
Deferred interest income (note 2(n))	(23)	(25)
Allowance for credit loss	(148)	(162)	₪ (188)	₪ (193)
Trade receivables, net	792	874
Current	560	624
Non - current	₪ 232	₪ 250